Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 22, 2019
Registrant Name	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 22, 2019
Document Effective Date	Nov. 22, 2019
Prospectus Date	Jan. 28, 2019
Virtus Newfleet Core Plus Bond Fund | Class R6
Prospectus:
Trading Symbol	VBFRX
Virtus Newfleet Core Plus Bond Fund | CLASS I
Prospectus:
Trading Symbol	SAVYX
Virtus Newfleet Core Plus Bond Fund | CLASS C
Prospectus:
Trading Symbol	SAVCX
Virtus Newfleet Core Plus Bond Fund | CLASS A
Prospectus:
Trading Symbol	SAVAX
Virtus Rampart Multi-Asset Trend Fund | Class I
Prospectus:
Trading Symbol	VAISX
Virtus Rampart Multi-Asset Trend Fund | Class C
Prospectus:
Trading Symbol	VAACX
Virtus Rampart Multi-Asset Trend Fund | Class A
Prospectus:
Trading Symbol	VAAAX